Derivative Financial Instruments (Maximum Potential Amount of Future Payments for Credit Protection Written by Expiration Period) (Detail) - JPY (¥) ¥ in Billions	Mar. 31, 2025	Mar. 31, 2024
Credit Derivatives [Line Items]
Maximum payout/Notional amount	¥ 15,750	¥ 10,145
One year or less
Credit Derivatives [Line Items]
Maximum payout/Notional amount	1,173	1,254
After one year through five years
Credit Derivatives [Line Items]
Maximum payout/Notional amount	13,125	8,610
After five years
Credit Derivatives [Line Items]
Maximum payout/Notional amount	¥ 1,452	¥ 281